Note 17 - Segment Information (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
Three Months Ended June 30,
2016
Revenues	$43,956,000	$2,386,000	$—		$46,342,000
Pre-tax income (loss)	1,741,000	198,000	(2,224,000)	(a)	(285,000)
Assets	40,798,000	3,006,000	18,469,000	(b)	62,273,000
Depreciation and amortization	185,000	44,000	73,000		302,000
Interest	—	—	13,000		13,000
Capital expenditures	48,000	—	155,000		203,000
2015
Revenues	$39,577,000	$2,758,000	$—		$42,335,000
Pre-tax income (loss)	916,000	837,000	(1,396,000)	(a)	357,000
Assets	43,077,000	3,946,000	18,038,000	(b)	65,061,000
Depreciation and amortization	202,000	22,000	70,000		294,000
Interest	1,000	—	5,000		6,000
Capital expenditures	—	15,000	6,000		21,000
	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
Nine Months Ended June 30,
2016
Revenues	$120,775,000	$7,222,000	$—		$127,997,000
Pre-tax income (loss)	3,173,000	399,000	(3,885,000)	(a)	(313,000)
Assets	40,798,000	3,006,000	18,469,000	(b)	62,273,000
Depreciation and amortization	569,000	132,000	197,000		898,000
Interest	1,000	—	15,000		16,000
Capital expenditures	53,000	28,000	389,000		470,000
2015
Revenues	$119,166,000	$7,285,000	$—		$126,451,000
Pre-tax income (loss)	3,153,000	1,409,000	(3,153,000)	(a)	1,409,000
Assets	43,077,000	3,946,000	18,038,000	(b)	65,061,000
Depreciation and amortization	522,000	41,000	299,000		862,000
Interest	7,000	1,000	4,000		12,000
Capital expenditures	199,000	27,000	6,000		232,000

	Brokerage and Advisory Services	Tax and Accounting Services	Corporate		Total
2015
Revenues	$154,797,000	$8,249,000	$—		$163,046,000
Pre-tax income (loss)	3,580,000	471,000	(3,573,000)	(a)	478,000

Identifiable assets	41,466,000	4,077,000	17,839,000	(b)	63,382,000
Depreciation and amortization	744,000	113,000	270,000		1,127,000
Interest	13,000	—	—		13,000
Capital expenditures	152,000	40,000	62,000		254,000

2014
Revenues	$176,195,000	$8,097,000	$—		$184,292,000
Pre-tax income (loss)	11,189,000	799,000	(4,166,000)	(a)	7,822,000

Identifiable assets	44,222,000	2,907,000	17,664,000	(b)	64,793,000
Depreciation and amortization	754,000	73,000	309,000		1,136,000
Interest	33,000	—	—		33,000
Capital expenditures	109,000	55,000	40,000		204,000